Shareholder Report, Holdings (Details) - C000116776 [Member]	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)	[1]
Short Interest Rate [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(35.80%)	[2]
Short Equities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(2.60%)	[2]
Short Currency [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(17.20%)	[2]
Short Commodities [Member]
Holdings [Line Items]
Percent of Total Short Exposure	(11.40%)	[2]
Long Interest Rate [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.80%	[2]
Long Equities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.80%	[2]
Long Currency [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.80%	[2]
Long Commodities [Member]
Holdings [Line Items]
Percent of Total Long Exposure	12.60%	[2]
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%

[1]	Includes variation margin on futures contracts.
[2]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.